Property, plant and equipment (Details 1) (Parenthetical) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Net book value POS devices	R$ 1,835,928	R$ 367,876